Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of hedging instruments

EURm	USD	GBP	CNY	INR
2019
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	628	379	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	423	(70)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging, net(3)	2 547	93	981	346
Foreign exchange exposure from interest-bearing liabilities, net(4)	(1 314)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 855)	(81)	(868)	(294)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	2 607	86	711	346
2018
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	952	374	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	314	(93)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging, net(3)	2 486	61	944	544
Foreign exchange exposure from interest-bearing liabilities, net(4)	(1 800)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 446)	(63)	(978)	(299)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	1 690	102	886	596
(1)

Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the U.S. dollar, the Group has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)	Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.
(3)	Includes net investment exposures in foreign operations. These underlying exposures have been hedged.
(4)	Includes interest-bearing liabilities that have been hedged with cross currency swaps and foreign exchange forwards. Refer to Note 23, Interest-bearing liabilities.
(5)	Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

Schedule of VaR from financial instruments

	2019				2018
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
As of December 31	8	10	18	–	16	21	33	6
Average for the year	11	10	22	1	14	18	38	5
Range for the year	7-25	4-17	13-31	0-4	5-24	7-27	25-58	0-8

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2019		2018
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Current financial investments	4	93	145	466
Cash and cash equivalents	80	5 830	497	5 765
Interest-bearing liabilities	(3 872)	(405)	(3 612)	(208)
Financial assets and liabilities before derivatives	(3 788)	5 518	(2 970)	6 023
Interest rate derivatives	1 197	(1 197)	2 332	(2 332)
Financial assets and liabilities after derivatives	(2 591)	4 321	(638)	3 691
(1)	All cash equivalents and derivative transaction related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2019			2018
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	112	1	2	34	3	4
Interest rates – decrease by 50 basis points	(58)	(1)	(1)	(17)	(1)	(2)

Schedule of effects of hedge accounting on the financial position and performance

EURm	Cash flow hedges (FX forwards and options)(1)	Net investment hedges (FX forwards and options)(1)	Fair value hedges (FX forwards)(1)	Fair value and cash flow hedges (IR swaps and cross currency swaps)(1),(2)
2019
Carrying amount of hedging instruments	(10)	34	1	(51)
Notional amount of hedging instruments	(1 029)	(4 106)	(348)	1 246
Notional amount of hedged items	1 043	4 106	351	(1 246)
Change in intrinsic value of hedging instruments since 1 January	(31)	(51)	(4)	132
Change in value of hedged items used to determine hedge effectiveness	32	51	3	(133)
2018
Carrying amount of hedging instruments	(13)	(11)	(4)	(46)
Notional amount of hedging instruments	(1 451)	(4 129)	(226)	2 330
Notional amount of hedged items	1 451	4 129	231	(2 330)
Change in intrinsic value of hedging instruments since 1 January	(44)	(83)	(13)	9
Change in value of hedged items used to determine hedge effectiveness	45	83	17	(7)
(1)	No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective
(2)

In 2019 change in fair value of hedging instruments in the income statement includes an additional EUR 9 million positive impact from cost of hedging of discontinued hedge relationships, refer to Note 11, Financial income and expenses and Note 23, Interest-bearing liabilities.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of December 31:

					Maturity breakdown of net notional amounts (EURm)(1)
	Currency	Instrument	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Beyond 1 year
2019
Cash flow hedge accounting
	GBP	FX Forwards	(8)	0.8780	(207)	(53)	(126)	(28)
	GBP	FX Options	1	0.9058	(172)	(40)	(99)	(33)
	JPY	FX Forwards	(2)	122.1697	(167)	(44)	(123)	–
	KRW	FX Forwards	(1)	1 310.0412	(129)	(15)	(114)	–
	KRW	FX Options	0	1 336.2500	(46)	(31)	(15)	–
	PLN	FX Forwards	2	4.2926	139	45	94	–
	USD	FX Forwards	0	1.1171	(280)	(0)	(280)	–
	USD	FX Options	0	1.1489	(125)	(67)	(58)	–
Net investment hedge accounting
	CNY	FX Forwards	0	7.8003	(981)	(981)	–	–
	INR	FX Forwards	6	78.4807	(346)	(346)	–	–
	USD	FX Forwards	28	1.1076	(2 547)	(2 547)	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	0	1.1082	(423)	(171)	(270)	18
2018
Cash flow hedge accounting
	GBP	FX Forwards	3	0.8866	(184)	(38)	(93)	(53)
	GBP	FX Options	7	0.9064	(191)	(48)	(90)	(53)
	JPY	FX Forwards	(4)	130.0618	(150)	(51)	(99)	–
	PLN	FX Forwards	1	4.2966	149	46	102	–
	USD	FX Forwards	(19)	1.1653	(655)	(140)	(515)	–
	USD	FX Options	2	1.2029	(297)	(87)	(210)	–
Net investment hedge accounting
	CNY	FX Forwards	4	7.8333	(944)	(944)	–	–
	INR	FX Forwards	(15)	81.5362	(544)	(544)	–	–
	USD	FX Forwards	(2)	1.1414	(2 246)	(2 246)	–	–
	USD	FX Options	1	1.1703	(240)	(240)	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	(3)	1.1478	(314)	(378)	64	–

(1)   Negative notional amounts indicate that hedges sell currency and positive notional amounts indicate that hedges buy currency.

Schedule for allowance of doubtful accounts

The aging of trade receivables, contract assets and customer finance loans is as of December 31:

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
As of December 31, 2019
Trade receivables	4 364	156	306	345	5 171
Contract assets	1 489	–	–	–	1 489
Customer financing related loan receivables	224	–	17	35	276
Total	6 077	156	323	380	6 936
As of December 31, 2018
Trade receivables	4 224	243	300	284	5 051
Contract assets	1 875	–	–	–	1 875
Customer financing related loan receivables	186	–	–	–	186
Total	6 285	243	300	284	7 112

Movements in loss allowances, all of which relate to trade receivables, for the years ended December 31:

EURm	2019	2018	2017
As of January 1	195	192	168
Charged to income statement	41	86	61
Deductions(1)	(89)	(83)	(37)
As of December 31	147	195	192

(1)   Deductions include utilization and releases of allowances

Schedule of loans and loan allowances

EURm	2019	2018
Loan commitments given undrawn	303	313
Outstanding customer financing related loan receivables	276	186
Total	579	499

Schedule of outstanding fixed income and money market investments

EURm	Rating(1)(2)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(3)(4)
2019
	AAA	–	800	–	–	–	–	800
	AA+ - AA-	663	143	–	–	–	–	806
	A+ - A-	2 007	1 377	20	20	25	–	3 449
	BBB+ - BBB-	445	360	13	–	–	–	818
	BB+ - BB-	8	–	–	–	–	–	8
	B+ - B-	22	–	–	–	–	–	22
	Non-rated	100	3	1	–	–	–	104
Total		3 245	2 683	34	20	25	–	6 007
2018
	AAA	–	317	–	–	–	–	317
	AA+ - AA-	762	176	3	–	–	–	941
	A+ - A-	1 718	1 930	310	140	207	–	4 305
	BBB+ - BBB-	373	427	189	–	–	–	989
	BB+ - BB-	6	–	–	–	–	–	6
	B+ - B-	24	18	–	–	–	–	42
	Non-rated	260	10	3	–	–	–	273
Total		3 143	2 878	505	140	207	–	6 873
(1)	Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)	Credit rating grades for 2018 previously ranked in line with Moody’s rating categories have been adjusted according to the Standard & Poor’s rating categories.
(3)	Current financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(4)

Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 77 million (EUR 472 million in 2018) of instruments that have a call period of less than 3 months.

The Group has restricted bank deposits primarily related to employee benefits of EUR 126 million (EUR 158 million in 2018) that are presented in other non-current financial assets. The Group has assessed the counterparty credit risk for these financial assets and concluded that expected credit losses are not significant.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral received/(pledged)	Net amount
2019
Derivative assets	81	–	81	76	–	5
Derivative liabilities	(157)	–	(157)	(83)	(37)	(37)
Total	(76)	–	(76)	(7)	(37)	(32)
2018
Derivative assets	131	–	131	104	15	12
Derivative liabilities	(178)	–	(178)	(103)	(72)	(3)
Total	(47)	–	(47)	1	(57)	9

Schedule of undiscounted cash flow analysis for financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2019
Non-current financial assets
Other non-current financial assets(1)	252	–	3	115	54	80
Current financial assets
Other current financial assets excluding derivatives(2)	53	21	32	–	–	–
Current financial investments	97	95	2	–	–	–
Cash and cash equivalents(3)	5 913	5 835	33	20	25	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	9 660	7 582	1 993	85	–	–
Derivative contracts – payments	(9 639)	(7 548)	(2 005)	(86)	–	–
Trade receivables	5 019	3 873	1 088	58	–	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(4 990)	(43)	(75)	(1 209)	(1 113)	(2 550)
Long-term lease liabilities(4)	(841)	–	–	(375)	(251)	(215)
Current financial liabilities
Short-term interest-bearing liabilities	(294)	(212)	(82)	–	–	–
Short-term lease liabilities(4)	(276)	(81)	(195)	–	–	–
Other financial liabilities excluding derivatives(5)	(646)	(638)	(8)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	11 725	9 003	828	616	86	1 192
Derivative contracts – payments	(11 517)	(9 078)	(808)	(569)	(43)	(1 019)
Trade payables	(3 786)	(3 653)	(111)	(21)	(1)	–
Contingent financial assets and liabilities
Loan commitments given undrawn(6)	(303)	(32)	(77)	(194)	–	–
Loan commitments obtained undrawn(7)	1 971	499	(4)	(11)	(11)	1 498
Leases committed but not yet commenced(4)	(160)	–	–	(11)	(23)	(126)
(1)

Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position. Convertible instruments are presented at their final contractual maturities.

(2)

Other current financial assets excluding derivatives include short-term customer and vendor financing related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3)

Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 77 million of instruments that have a call period of less than 3 months.

(4)	As a result of adoption of IFRS 16, Leases, in the beginning of 2019, lease liabilities and leases committed but not yet commenced are presented in the liquidity risk table in 2019.
(5)	Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.
(6)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(7)	Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2018
Non-current financial assets
Other non-current financial assets(1)	146	23	–	48	25	50
Current financial assets
Other current financial assets excluding derivatives(2)	97	35	62	–	–	–
Current financial investments	612	231	381	–	–	–
Cash and cash equivalents(3)	6 271	5 796	125	142	208	–
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	22	3	(6)	8	8	9
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	11 428	9 506	1 017	151	46	708
Derivative contracts – payments	(11 093)	(9 463)	(1 008)	(124)	(17)	(481)
Trade receivables	4 851	3 998	774	79	–	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(3 916)	(28)	(72)	(730)	(604)	(2 482)
Current financial liabilities
Short-term interest-bearing liabilities	(1 024)	(470)	(554)	–	–	–
Other financial liabilities excluding derivatives(4)	(731)	–	(731)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 251	9 863	1 335	68	482	503
Derivative contracts – payments	(12 236)	(9 944)	(1 347)	(20)	(459)	(466)
Trade payables	(4 773)	(4 645)	(104)	(23)	–	(1)
Contingent financial assets and liabilities
Loan commitments given undrawn(5)	(313)	(14)	(30)	(153)	(77)	(39)
Loan commitments obtained undrawn(6)	2 323	249	(3)	2 077	–	–

(1) Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position.

(2) Other current financial assets excluding derivatives include short-term customer and vendor financing related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3) Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 472 million of instruments that have a call period of less than 3 months.

(4) Other financial liabilities include a conditional obligation to China Huaxin based on the beginning of the exercise period.

(5) Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(6) Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees